Share-based payments (Details 1)	12 Months Ended
	Mar. 31, 2023 shares	Mar. 31, 2023 shares	Mar. 31, 2023 shares ₨ / shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares ₨ / shares	Mar. 31, 2021 shares	Mar. 31, 2021 shares	Mar. 31, 2021 shares ₨ / shares	Mar. 31, 2020 ₨ / shares	Mar. 31, 2023	Mar. 31, 2023 ₨ / shares	Mar. 31, 2022	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021	Mar. 31, 2021 ₨ / shares
Disclosure of Share-based payments [Abstract]
Number of options, Opening balance	7,232,978	7,232,978		7,780,278	7,780,278			11,056,100
Number of options, Granted during the year		25,000			195,000			465,000
Number of options, Forfeited during the year		(192,000)			(238,000)			(726,000)
Number of options, Expired during the year		0			0			0
Number of options, Exercised during the year		(93,000)			(504,300)			(3,014,822)
Number of options, Closing balance	6,972,978	6,972,978		7,232,978	7,232,978		7,780,278	7,780,278		11,056,100
Number of options, Exercisable at the end of the year	5,584,478	5,584,478	5,584,478	8,771,360	8,771,360	8,771,360	6,582,070	6,582,070	6,582,070		5,584,478		8,771,360		6,582,070
Weighted average exercise price, Opening balance			₨ 87.82			₨ 86.13			₨ 70.9
Weighted average exercise price, Granted during the year			135.13			146.23			118.05
Weighted average exercise price, Forfeited during the year			89.64			85.24			81.43
Weighted average exercise price, Expired during the year			0			0			0
Weighted average exercise price, Exercised during the year			92.6			85.24			81.43
Weighted average exercise price, Closing balance			₨ 92.6			₨ 87.82			₨ 86.13	₨ 70.9
Weighted average exercise price, Exercisable at the end of the year												₨ 92.6		₨ 87.82		₨ 81.99